SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In 2026, the Plan was amended to permit the transfer of excess assets from the Company’s U.S. defined benefit pension plan upon termination of that plan, and approximately $13 million of assets were transferred to the Plan. The transferred assets may be used to fund future employer nonelective contributions or to pay Plan expenses.